Summary of Significant Accounting Policies - Oil and Natural Gas Properties and Capitalized Interest (Detail) (USD $)	3 Months Ended				6 Months Ended
	Jun. 30, 2014		Dec. 31, 2013		Jun. 30, 2014
Accounting Policies [Abstract]
Average depletion rate per barrel equivalent unit of production	27.44		27.53		27.95
Depletion of oil and gas properties	$ 6,064,000	[1]	$ 5,199,000	[1]	$ 11,631,000	[1]
Impairment of oil and gas properties	0		0		0
Interest costs capitalized	2,348,000		3,951,000	[1]	5,275,000	[1]
Texas margin tax owed			$ 98,000

[1]	See Note 1 for information regarding the basis of financial statement presentation.